INVENTORIES (Tables)	11 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

A summary of inventories is as follows:

As of December 31, 2021
Raw materials	$97,636
Work in process	-
Finished goods	-
Inventories, at cost	$97,636
Less: reserve for obsolescence	-
Inventories, net	97,636